Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Lower of cost or market adjustments	$ 19	$ 6